Subsequent Events (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 20, 2023	Sep. 30, 2023	Dec. 31, 2022	Apr. 08, 2023	Mar. 27, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 05, 2023
Subsequent Events [Line Items]
Shares issued			2,909,777,750
Common stock option exercised (in Dollars)
Common stock, shares issued			7,500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued	9,210,526				9,210,526	5,526,316	18,421,053	3,684,211
Common stock, shares issued	525,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Shares issued							18,421,053
Warrant [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock option exercised (in Dollars)	$ 35,000
Forecast [Member]
Subsequent Events [Line Items]
Shares issued				18,421,053